Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	Jul. 26, 2021
C000222697
Account Value [Line Items]
Account Value	$ 12,319	$ 12,137	$ 12,232	$ 11,758	$ 11,104	$ 10,703	$ 9,723	$ 9,639	$ 9,037	$ 8,829	$ 8,851	$ 8,504	$ 8,984	$ 9,586	$ 10,030	$ 10,220	$ 10,000
C000222696
Account Value [Line Items]
Account Value	619,743	610,574	614,620	590,798	557,976	537,330	488,230	483,546	452,836	442,426	443,574	425,708	449,699	479,815	502,000	511,000	500,000
Russell 3000 Index
Account Value [Line Items]
Account Value	13,543	13,616	13,881	12,846	11,972	11,585	10,322	10,183	9,384	9,008	9,166	8,874	9,197	9,799	10,276	10,233	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	677,135	680,784	694,059	642,295	598,608	579,226	516,085	509,175	469,191	450,402	458,300	443,697	459,835	489,956	513,804	511,655	500,000
S&P Target Date 2055 Index
Account Value [Line Items]
Account Value	12,614	12,326	12,362	11,995	11,302	10,922	10,002	9,909	9,336	9,179	9,109	8,780	9,267	9,779	10,056	10,224	10,000
S&P Target Date 2055 Index
Account Value [Line Items]
Account Value	$ 630,687	$ 616,297	$ 618,076	$ 599,746	$ 565,093	$ 546,111	$ 500,107	$ 495,453	$ 466,819	$ 458,927	$ 455,471	$ 439,018	$ 463,343	$ 488,940	$ 502,798	$ 511,193	$ 500,000